1 (212) 318-6095

thomaspeeney@paulhastings.com

June 27, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli ETFs Trust (the “Registrant”) Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File Nos. 333-238109; 811-23568)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, one copy of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A.

The Registrant is making this filing pursuant to Rule 485(a) under the Securities Act to introduce a new series of the Registrant, the Gabelli Asset ETF. It is proposed that the filing will become effective 75 days after filing, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Sincerely,

/s/ Thomas D. Peeney

Thomas D. Peeney, Esq.

for Paul Hastings LLP